Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
France, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	5.50%	6.00%	6.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	7.40%	8.10%	7.80%
Spain, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.50%	7.30%	7.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.10%	9.10%	8.80%
Poland, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.30%	8.30%	8.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.50%	9.70%	9.50%
Enterprise, operating segment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.30%	0.30%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%	7.50%	7.50%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.20%	10.00%	10.20%
Orange Belgium [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		0.50%	0.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		7.50%	6.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		9.60%	8.60%
Orange Romania [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.30%		2.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.50%		8.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.50%		9.30%
Medi Telecom [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.60%
Orange Sierra Leone [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		3.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		13.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		15.90%
Orange Egypt for Telecommunications and subsidiaries [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)			4.00%
Post-tax value in use, internal plan, discounted cash flow (as a percent)			13.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)			16.10%
Orange Liberia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		3.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		13.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		15.90%